Incorporated herein by reference is a supplement to the Service Class prospectus of MFS Money Market Portfolio a series of MFS Variable Insurance Trust II (File No. 2-83616), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 29, 2011 (SEC Accession No. 0000912938-11-000616).